Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Payables and Accruals
Unearned revenue	$ 28,469	$ 30,991
Accrued off-hire	3,443	1,800
Accrued purchases	1,992	4,096
Accrued interest		12,838
Other accruals	8,284	7,541
Total	$ 42,188	$ 57,266